Pension and Other Postretirement Benefits, Pension additional information (Details) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
U.S. [Member]
Accumulated benefit obligation for defined benefit plans [Abstract]
Accumulated benefit obligation for defined benefit plans	$ 1,114	$ 1,854
Pension plans with projected benefit obligations in excess of the fair value of assets [Abstract]
Projected benefit obligations	667	1,909
Fair value of assets	536	1,729
Pension plans with accumulated benefit obligations in excess of the fair value of assets [Abstract]
Accumulated benefit obligations	655	1,086
Fair value of assets	536	966
Non-U.S. [Member]
Accumulated benefit obligation for defined benefit plans [Abstract]
Accumulated benefit obligation for defined benefit plans	1,185	1,783
Pension plans with projected benefit obligations in excess of the fair value of assets [Abstract]
Projected benefit obligations	720	1,152
Fair value of assets	127	250
Pension plans with accumulated benefit obligations in excess of the fair value of assets [Abstract]
Accumulated benefit obligations	582	1,005
Fair value of assets	$ 52	$ 215